Columbia Strategic California Municipal Income Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	1,250,000	1,250,000
Total Floating Rate Notes (Cost $1,250,000)			1,250,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.7%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.500%	3,000,000	3,177,502
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,576,815
Series 2025
07/01/2055	5.500%	3,000,000	3,188,934
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,216,604
Series 2024-2
05/01/2049	5.250%	1,000,000	1,044,511
San Francisco City & County Airport Comm-San Francisco International Airport(c)
Revenue Bonds
Series 2025D
05/01/2055	5.500%	1,000,000	1,059,737
Total			14,264,103
Charter Schools 10.0%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,023,802
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	870,158
06/15/2049	5.000%	1,400,000	1,297,224
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,321,929
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	649,827
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,012,620
07/01/2045	5.000%	1,705,000	1,704,958
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,724,980
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	724,706
06/01/2061	4.000%	2,890,000	1,965,419
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,511,184
Series 2018
08/01/2048	5.000%	1,750,000	1,724,151
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,737,340
Integrity Charter School Project
Series 2024
07/01/2064	5.600%	1,000,000	933,453
KIPP Los Angeles Projects
Series 2015A
07/01/2045	5.000%	1,000,000	999,924
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	722,100
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,009,348
Total			29,933,123

Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.6%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	3,900,000	3,894,043
California Municipal Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	778,219
Total			4,672,262
Higher Education 1.8%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2025A
10/01/2055	5.000%	3,000,000	3,154,787
California Municipal Finance Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2045	5.375%	1,075,000	1,097,864
11/01/2054	5.625%	1,250,000	1,270,633
Total			5,523,284
Hospital 12.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,164,389
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,220,950
11/15/2044	5.000%	2,000,000	2,199,542
Revenue Bonds
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,797,106
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,040,254
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	3,000,000	2,861,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,639,442
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	3,964,178
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,648,327
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,663,403
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,030,604
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,797,931
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,331,452
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	410,320
Total			36,769,072
Human Service Provider 0.7%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,002,082
Local Appropriation 1.9%
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Los Angeles Convention Center
Series 2025
05/01/2047	5.000%	2,000,000	2,116,932
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,971
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Series 2025A
10/15/2050	5.000%	1,500,000	1,583,300
Total			5,702,203
Local General Obligation 12.8%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	858,234
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,183,865
Series 2021B
08/01/2050	2.375%	3,000,000	1,912,192
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,201,261
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,616,802
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	365,973
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	2,015,642
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2025E
08/01/2052	5.000%	1,500,000	1,583,615
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,152,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Sustainable Bonds
Series 2024-QRR
07/01/2049	4.000%	2,500,000	2,378,071
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,558,877
Mt San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2024
Series 2025A
08/01/2055	5.250%	1,000,000	1,076,675
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	773,304
08/01/2034	0.000%	1,610,000	1,196,979
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	2,047,816
San Diego Community College District
Unlimited General Obligation Bonds
Series 2025A-1
08/01/2050	4.000%	4,000,000	3,862,100
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,070,399
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,501,007
Total			38,355,382
Multi-Family 11.6%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	2,700,000	2,506,507
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	955,043
Series 2024
08/15/2059	5.000%	2,645,000	2,665,171

Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,249,934
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,244,908
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,800,000	1,646,508
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,867,303
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,576,071
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,378,249
12/01/2056	4.000%	1,000,000	744,656
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,291,613
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,405,120
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,586,463
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	594,949
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,241,195
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,026,696
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,667,899
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,647,346
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,594,796	3,527,392
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,349,590	1,946,202
Total			34,769,225
Municipal Power 1.2%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A
07/01/2028	5.000%	2,000,000	2,102,051
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	465,000	309,806
Series 2012A
07/01/2042	0.000%	1,780,000	1,185,925
Total			3,597,782
Ports 0.3%
Port of Los Angeles(c)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	284,323
08/01/2037	5.000%	250,000	281,983
08/01/2038	5.000%	200,000	223,944
Total			790,250
Prep School 0.9%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2054	4.000%	3,000,000	2,683,366
Prepaid Gas 9.4%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,074,404
Series 2025
12/01/2035	5.000%	625,000	694,852
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,477,010
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,051,882
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	1,500,000	1,577,521
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	2,000,000	2,184,217
Clean Energy Project - Sustainable Bonds
Series 2025 (Mandatory Put 05/01/35)
10/01/2056	5.000%	1,000,000	1,097,213
Series 2025 (Mandatory Put 10/01/33)
12/01/2055	5.000%	3,000,000	3,209,630
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	2,955,000	3,214,215
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	1,400,000	1,485,601
Sustainability Bonds
Series 2026A-1
04/01/2056	5.000%	500,000	543,981
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,228,819
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	3,000,000	3,372,351
Total			28,211,696
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 5.4%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,017,323
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,351,402
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PRS-California Obligated Group Projects
Series 2024
04/01/2049	5.000%	1,000,000	1,016,243
04/01/2054	5.000%	1,540,000	1,553,758
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	4,580,000	4,130,034
California Public Finance Authority(d)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	3,000,000	2,935,573
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,548,277
Series 2021
04/01/2046	3.000%	1,000,000	767,840
04/01/2051	3.000%	1,250,000	892,601
Total			16,213,051
Sales Tax 4.3%
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,626,394	1,081,552
Subordinated Series 2022
11/01/2043	0.000%	713,210	467,153
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	14,600,000	5,058,630
07/01/2051	0.000%	5,000,000	1,266,548
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,893,768
Total			12,767,651
Special Non Property Tax 0.9%
American Samoa Economic Development Authority(d)
Refunding Revenue Bonds
Series 2025A
09/01/2035	5.000%	1,200,000	1,282,951

Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Roseville
Special Tax Bonds
Amoruso Ranch Community Facilities District No. 1
Series 2024
09/01/2054	5.000%	1,500,000	1,500,800
Total			2,783,751
Special Property Tax 6.1%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	650,000	652,251
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	305,000	306,007
California Municipal Finance Authority
Special Tax Bonds
Wildhawk North
Series 2024
09/01/2054	5.000%	1,500,000	1,501,838
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	959,999
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	763,349
09/01/2051	4.000%	865,000	737,974
City of Sacramento
Special Tax Bonds
Greenbriar Community Facilities District No. 2018-03
Series 2024
09/01/2054	5.000%	1,000,000	1,008,871
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,046,763
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	906,952
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,918,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,051,197
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,000,646
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,787
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,055,872
Total			18,163,813
State Appropriated 0.4%
California State Public Works Board
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,319,821
State General Obligation 3.7%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,131,665
Series 2024
09/01/2053	5.000%	3,000,000	3,163,992
Series 2025
03/01/2055	5.000%	3,000,000	3,176,022
08/01/2055	5.250%	1,500,000	1,622,899
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			11,096,583
Tobacco 0.3%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	4,895,000	920,325
Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 4.4%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	4,100,095
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,118,944
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,683,288
06/01/2033	0.000%	2,940,000	2,319,171
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,144,275
Total			13,365,773
Water & Sewer 2.4%
East County Advanced Water Purification Joint Powers Authority
Revenue Bonds
Sustainable Bonds
Series 2024
09/01/2026	3.125%	4,500,000	4,506,886
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,403,996
Series 2022A
07/01/2047	4.000%	250,000	221,378
Total			7,132,260
Total Municipal Bonds (Cost $312,155,763)			291,091,758

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Transportation 0.1%
California Infrastructure & Economic Development Bank(b),(c)
Revenue Bonds
Series 2025
01/01/2065	16.000%	470,000	352,500
Total Municipal Short Term (Cost $446,500)			352,500

Warrants 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
BL Train Holdings West LLC(i),(j),(k)	3,870	38
Total Financials		38
Total Warrants (Cost $1)		38

Money Market Funds 1.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(l)	3,943,998	3,944,222
Total Money Market Funds (Cost $3,943,998)		3,944,222
Total Investments in Securities (Cost: $317,796,262)		296,638,518
Other Assets & Liabilities, Net		3,161,138
Net Assets		299,799,656
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $62,425,320, which represents 20.82% of total net assets.

(e)	Zero coupon bond.

Columbia Strategic California Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $16,888,756, which represents 5.63% of total net assets.

(g)	Represents a security in default.
(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $38, which represents less than 0.01% of total net assets.

(j)	Non-income producing investment.
(k)	Valuation based on significant unobservable inputs.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GAN	Grant Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic California Municipal Income Fund  | 2026

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1QT123_10_T01_(03/26)